Income Taxes - Narrative (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($) Installment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Tax [Line Items]
Federal statutory rate			35.00%	35.00%	35.00%
Tax expense related to tax act	$ 16,000,000		$ 24,000,000
Income taxes payable, noncurrent	15,000,000		$ 15,000,000
Number of installments to pay transition tax liability | Installment			8
Tax expense due to revaluation of deferred tax assets and liabilities	8,000,000		$ 8,000,000
Income tax expense settlement related to prior year taxes in international jurisdiction					$ 6,000,000
Net operating loss and other carryforwards expiring between 2018 and 2027	133,000,000		133,000,000
Cash payments for income taxes			36,000,000	$ 14,000,000	3,000,000
Cash refunds for income taxes				3,000,000	5,000,000
Total interest expense, net of tax benefits related to remaining tax uncertainties			0	0	1,000,000
Penalty amounts recognized			0	0	0
Accrued interest related to income tax uncertainties	0		0	0
Accrued penalties related to income tax uncertainties	0		0	0
RRD
Income Tax [Line Items]
Cash payments for income taxes			0	57,000,000	$ 88,000,000
Domestic
Income Tax [Line Items]
Deferred income tax expense (benefit) on book-over-tax outside basis difference				0
Operating loss carryforwards	7,000,000		7,000,000	5,000,000
Foreign
Income Tax [Line Items]
Deferred income tax expense (benefit) on book-over-tax outside basis difference				0
Operating loss carryforwards	$ 131,000,000		$ 131,000,000	101,000,000
U.S. State and Local
Income Tax [Line Items]
Deferred income tax expense (benefit) on book-over-tax outside basis difference				$ 0
Scenario Forecast
Income Tax [Line Items]
Federal statutory rate		21.00%